INCOME TAX	12 Months Ended
Dec. 31, 2024
INCOME TAX
INCOME TAX

24.   INCOME TAX

(a)	Reconciliation of Effective Tax Rate

Income tax expense differs from the amount that would be computed by applying the applicable Canadian statutory income tax rate to income before income taxes. The significant reasons for the differences are as follows:

	Years ended December 31,
	2024 $	2023 $
Net income (loss) before tax	212,209	(11,051)
Statutory tax rate	27.0%	27.0%
Anticipated income tax expense (recovery) at statutory rates	57,296	(2,984)
(Deductible) non-deductible expenditures	(4,863)	2,443
Differences between Canadian and foreign tax rates	7,762	(729)
Changes in estimate	9,721	7,419
Inflation adjustment	(68,886)	(63,095)
Impact of foreign exchange	40,652	70,014
Change in deferred tax assets not recognized	12,443	11,489
Mining taxes	5,316	2,714
Withholding taxes	9,293	5,629
Other items	1,569	(321)
Total income tax expense	70,303	32,579

Total income tax represented by:
Current income tax expense	96,468	42,636
Deferred tax recovery	(26,165)	(10,057)
	70,303	32,579

(b)	Tax Amounts Recognized in Profit or Loss

	Years ended December 31,
	2024 $	2023 $
Current tax expense
Current taxes on profit for the year	91,751	42,096
Changes in estimates related to prior years	4,717	540
	96,468	42,636

Deferred tax expense
Origination and reversal of temporary differences and foreign exchange rate	(31,163)	(16,899)
Changes in estimates related to prior years	5,003	6,879
Effect of differences in tax rates	(5)	(37)
Effect of changes in tax rates	-	-
	(26,165)	(10,057)

Total tax expense	70,303	32,579

(c)	Deferred Tax Balances

The significant components of the recognized deferred tax assets and liabilities are:

As at December 31,	2024 $	2023 $
Deferred tax assets:
Reclamation and closure cost obligation	12,377	15,011
Carried forward tax loss	11,479	16,043
Accounts payable and accrued liabilities	25,282	16,747
Deductibility of resource taxes	182	154
Lease obligations	7,664	7,972
Total deferred tax assets	56,984	55,927

Deferred tax liabilities:
Mineral properties	(159,319)	(193,646)
Mining and foreign withholding taxes	(243)	(1,124)
Equipment and buildings	(15,938)	(5,941)
Convertible debenture	(11,371)	(406)
Inflation	(196)	(598)
Inventory and other	(14,183)	(14,067)
Total deferred tax liabilities	(201,250)	(215,782)

Net deferred tax liabilities	(144,266)	(159,855)

Classification:
Deferred tax assets	-	-
Deferred tax liabilities	(144,266)	(159,855)
Net deferred tax liabilities	(144,266)	(159,855)

The Company's movement of net deferred tax liabilities is described below:

	2024 $	2023 $
At January 1	159,855	167,619
Deferred income tax recovery through income statement	(26,165)	(10,057)
Deferred income tax expense through equity	10,576	2,293
At December 31	144,266	159,855

(d)	Unrecognized Deferred Tax Assets and Liabilities

The Company recognizes tax benefits on losses or other deductible amounts where it is more likely than not that the deferred tax asset will be realized. The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

As at December 31,	2024 $	2023 $
Unrecognized deductible temporary differences and unused tax losses:
Non-capital losses	174,195	138,736
Provisions	13,676	19,335
Mineral properties, plant and equipment	238,795	163,508
Lease obligation	-	1,729
Derivative liabilities	25,808	23,395
Capital losses	5,236	-
Investments in equity securities and associates	1,049	1,069
Unrecognized deductible temporary differences	458,759	347,772

As at December 31, 2024, the Company has temporary differences associated with investments in subsidiaries for which an income tax liability has not been recognized as the Company can control the timing of the reversal of the temporary differences and the Company plans to reinvest in its foreign subsidiaries. The temporary difference associated with investments in subsidiaries aggregate as follows:

As at December 31,	2024 $	2023 $
Mexico	14,942	27,491
Peru	88,361	96,467

(e)	Tax Loss Carry Forwards

Tax losses have the following expiry dates:

As at December 31,	Year of expiry	2024 $	Year of expiry	2023 $
Canada	2025 - 2044	200,452	2024 - 2043	210,847
Mexico	2025 - 2034	22,997	2024 - 2033	6,623

In addition, as at December 31, 2024, the Company has accumulated Canadian resource related expenses of $7.5 million (December 31, 2023 - $8.2 million) for which the deferred tax benefit has not been recognized.

(f)	International Tax Reform – Pillar Two Model Rules

On June 30, 2024, the Global Minimum Tax Act (GMTA) received royal assent thereby introducing the Pillar Two global minimum tax regime in Canada. The new GMTA is based on the OECD Pillar Two Global Anti-Base (GloBE) model rules (referred to as “Pillar Two”). The Pillar Two regime applies in Canada for fiscal years starting after December 31, 2023, for qualifying multinational groups. This includes the income inclusion rule and qualifying domestic minimum top-up tax. The legislation also includes a placeholder for the proposed undertaxed profits rule, intended to take effect for fiscal years beginning on or after December 31, 2024.

The GMTA introduces a 15% global minimum tax on the income of multinational enterprises with annual consolidated revenues of 750 million Euros or more in at least two of the four fiscal years immediately preceding the particular fiscal year and a business presence in at least one foreign jurisdiction. The GMTA has no impact on the Company’s current income taxes for the years ended December 31, 2024 and 2023.

From January 1, 2025, Pillar Two legislation will apply to the Company as the 2024 fiscal year was the second fiscal year of the four immediately preceding fiscal years in which the Company’s revenues exceed 750 million Euros. Of the jurisdictions the Company operates in, Pillar Two legislation has only been enacted in Canada, with an effective date of January 1, 2024.

The Company is currently in the process of assessing the potential impact of Pillar Two legislation, including the application of the transitional safe harbour rules.